                                [NATIONWIDE LOGO]

                                  NATIONWIDE(R)

                              VA SEPARATE ACCOUNT-A





                               SEMI-ANNUAL REPORT

                                       TO

                                 CONTRACT OWNERS

                                  JUNE 30, 2001




                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO













FHL-108-6/01

                                [NATIONWIDE LOGO]

                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
               ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220

                              [PRESIDENT'S PICTURE]


                               PRESIDENT'S MESSAGE

On behalf of Nationwide Life and Annuity Insurance Company we are pleased to bring you the 2001 semi-annual report of the Nationwide VA Separate Account-A.

Equity markets continued in the doldrums during the first half of 2001. While it's too early to detect solid evidence of a turn in the market, it is encouraging to note that the major market indices registered positive performance during the second quarter. The market seems to be looking across the valley, and we believe the basic elements are in place to begin to reenergize equity performance. The Federal Reserve has aggressively lowered interest rates during this period, and more easing is expected. Further stimulus may be anticipated from tax reductions and tax rebates. Corporate earnings have been a drag on performance, but quarter-to-quarter earnings comparisons should become more favorable as the economy absorbs the effect of lower interest rates and lower effective tax rates. As we move beyond the current downturn, equity-based financial assets should again return to prominence.

We are pleased you have selected Nationwide Financial to help you achieve your financial planning and retirement saving goals. We continue to direct our strategic focus to enhancing our existing product offerings and service, and to the development of new and innovative investment products to better serve your future needs.


                               /s/ JOSEPH J. GASPER

                           Joseph J. Gasper, President
                                 August 14, 2001

HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VA Separate Account-A. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-321-9332 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 13. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 10, provide further disclosures about the variable account and its underlying contract provisions.

                        NATIONWIDE VA SEPARATE ACCOUNT-A

        STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2001
                                   (UNAUDITED)

ASSETS:
    Investments at fair value:
    American Century Variable Portfolios, Inc.- American Century VP Balanced (ACVPBal)
        1,068,961 shares (cost $7,908,884) ................................................................       $   7,183,416
    Federated Insurance Series - Federated American Leaders Fund II (FedAmLead)
        1,645 shares (cost $28,483) .......................................................................              33,211
    Federated Insurance Series - Federated High Income Bond Fund II (FedHiInc)
        17,263 shares (cost $171,358) .....................................................................             133,100
    MFS Variable Insurance Trust - Emerging Growth Series (MFSEmGrSe)
        7,546 shares (cost $253,422) ......................................................................             156,729
    MFS Variable Insurance Trust - Total Return Series (MFSTotReSe)
        1,706 shares (cost $25,929) .......................................................................              31,731
    Nationwide(R) Separate Account Trust - Capital Appreciation Fund (NSATCapAp)
        408,002 shares (cost $9,204,985) ..................................................................           4,712,422
    Nationwide(R) Separate Account Trust - Government Bond Fund (NSATGvtBd)
        1,240,529 shares (cost $14,124,161) ..............................................................           14,179,241
    Nationwide(R) Separate Account Trust - Money Market Fund (NSATMyMkt)
        4,064,048 shares (cost $4,064,048) ...............................................................            4,064,048
    Nationwide(R) Separate Account Trust - Total Return Fund (NSATTotRe)
        3,348,407 shares (cost $47,057,145) ..............................................................           35,760,986
    Neuberger Berman Advisers Management Trust - Balanced Portfolio (NBAMTBal)
        1,578,523 shares (cost $22,561,581) ..............................................................           16,006,227
    Fidelity VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
        9,982 shares (cost $249,925) .....................................................................              236,771
    Fidelity VIP - Growth Portfolio: Initial Class (FidVIPGr)
        1,676,875 shares (cost $64,895,081) ..............................................................           61,843,148
    Fidelity VIP - Overseas Portfolio: Initial Class (FidVIPOv)
        1,737 shares (cost $35,062) ......................................................................               27,073
                                                                                                                  -------------
            Total investments ............................................................................          144,368,103

  Accounts receivable ....................................................................................              -
                                                                                                                  -------------
            Total assets .................................................................................          144,368,103

ACCOUNTS PAYABLE .........................................................................................                1,246
                                                                                                                  -------------
CONTRACT OWNERS' EQUITY (NOTE 4) .........................................................................        $ 144,366,857
                                                                                                                  =============

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2001
(UNAUDITED)

                                                          Total          ACVPBal        FedAmLead        FedHiInc       FidVIPEI
                                                          ------         ------         ----------       --------       ---------
INVESTMENT ACTIVITY:
    Reinvested dividends ..........................   $  1,212,929         217,640             444          13,748           3,955
    Mortality and expense risk charges
        (note 2) ..................................     (1,053,252)        (49,784)           (233)           (968)         (1,663)
                                                      ------------    ------------    ------------    ------------    ------------
        Net investment income .....................        159,677         167,856             211          12,780           2,292
                                                      ------------    ------------    ------------    ------------    ------------
    Proceeds from mutual funds shares sold ........     32,984,787       1,070,708             236             979           1,672
    Cost of mutual fund shares sold ...............    (30,638,603)     (1,181,834)           (178)         (1,212)         (1,637)
                                                      ------------    ------------    ------------    ------------    ------------
        Realized gain (loss) on investments .......      2,346,184        (111,126)             58            (233)             35
    Change in unrealized gain (loss)
        on investments ............................    (29,800,496)       (511,982)           (539)        (11,827)        (17,278)
                                                      ------------    ------------    ------------    ------------    ------------
        Net gain (loss) on investments ............    (27,454,312)       (623,108)           (481)        (12,060)        (17,243)
                                                      ------------    ------------    ------------    ------------    ------------
    Reinvested capital gains ......................     11,641,005         258,364             193            --            11,110
                                                      ------------    ------------    ------------    ------------    ------------
        Net increase (decrease) in contract owners'
            equity resulting from operations ......   $(15,653,630)       (196,888)            (77)            720          (3,841)
                                                      ============    ============    ============    ============    ============

                                                          FidVIPGr       FidVIPOv         MFSEmGrSe
                                                          ---------      --------       -----------

INVESTMENT ACTIVITY:
    Reinvested dividends ..........................           55,861           1,431            --
    Mortality and expense risk charges
        (note 2) ..................................         (457,860)           (204)         (1,169)
                                                        ------------   -------------     -----------
        Net investment income .....................         (401,999)          1,227          (1,169)
                                                        ------------   -------------     -----------
    Proceeds from mutual funds shares sold ........       14,144,190             205           1,195
    Cost of mutual fund shares sold ...............       (9,391,134)           (210)         (1,015)
                                                        ------------   -------------     -----------
        Realized gain (loss) on investments .......        4,753,056              (5)            180
    Change in unrealized gain (loss)
        on investments ............................      (17,935,062)         (7,201)        (57,658)
                                                        ------------   -------------     -----------
        Net gain (loss) on investments ............      (13,182,006)         (7,206)        (57,478)
                                                        ------------   -------------     -----------
    Reinvested capital gains ......................        5,250,949           2,261           9,946
                                                        ------------   -------------     -----------
        Net increase (decrease) in contract owners'
            equity resulting from operations ......       (8,333,056)         (3,718)        (48,701)
                                                        ============   =============     ===========




                                                        MFSTotReSe      NSATCapAp      NSATGvtBd        NSATMyMkt       NSATTotRe
                                                      ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
    Reinvested dividends ..........................   $        676              --         363,676          90,625         141,619
    Mortality and expense risk charges
        (note 2) ..................................           (223)        (36,433)        (97,981)        (26,413)       (264,494)
                                                      ------------    ------------    ------------    ------------    ------------
        Net investment income .....................            453         (36,433)        265,695          64,212        (122,875)
                                                      ------------    ------------    ------------    ------------    ------------
    Proceeds from mutual funds shares sold ........            227       1,132,333       2,663,609       2,655,521       7,903,633
    Cost of mutual fund shares sold ...............           (164)     (2,018,374)     (2,513,730)     (2,655,521)     (8,392,312)
                                                      ------------    ------------    ------------    ------------    ------------
        Realized gain (loss) on investments .......             63        (886,041)        149,879              --        (488,679)
    Change in unrealized gain (loss)
        on investments ............................         (1,678)       (592,031)       (145,248)             --      (3,265,936)
                                                      ------------    ------------    ------------    ------------    ------------
        Net gain (loss) on investments ............         (1,615)     (1,478,072)          4,631              --      (3,754,615)
                                                      ------------    ------------    ------------    ------------    ------------
    Reinvested capital gains ......................            998              --              --              --              --
                                                      ------------    ------------    ------------    ------------    ------------
        Net increase (decrease) in contract owners'
            equity resulting from operations ......   $       (164)     (1,514,505)        270,326          64,212      (3,877,490)
                                                      ============    ============    ============    ============    ============


                                                         NBAMTBal
                                                        ------------
INVESTMENT ACTIVITY:
    Reinvested dividends ..........................          323,254
    Mortality and expense risk charges
        (note 2) ..................................         (115,827)
                                                        ------------
        Net investment income .....................          207,427
                                                        ------------
    Proceeds from mutual funds shares sold ........        3,410,279
    Cost of mutual fund shares sold ...............       (4,481,282)
                                                        ------------
        Realized gain (loss) on investments .......       (1,071,003)
    Change in unrealized gain (loss)
        on investments ............................       (7,254,056)
                                                        ------------
        Net gain (loss) on investments ............       (8,325,059)
                                                        ------------
    Reinvested capital gains ......................        6,107,184
                                                        ------------
        Net increase (decrease) in contract owners'
            equity resulting from operations ......       (2,010,448)
                                                        ============

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2001 and 2000
(UNAUDITED)

                                                                        Total                             ACVPBal
                                                                        -----                             -------
                                                                 2001             2000             2001             2000
                                                                 ----             ----             ----             ----
INVESTMENT ACTIVITY:
    Net investment income ..............................   $     159,677           99,067          167,856          236,272
    Realized gain (loss) on investments ................       2,346,184       18,823,479         (111,126)         210,070
    Change in unrealized gain (loss)
        on investments .................................     (29,800,496)     (28,183,389)        (511,982)      (1,983,302)
    Reinvested capital gains ...........................      11,641,005       19,447,646          258,364        1,906,061
                                                            ------------     ------------     ------------     ------------
        Net increase (decrease) in contract
            owners' equity resulting from
            operations .................................     (15,653,630)      10,186,803         (196,888)         369,101
                                                            ------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ................................         954,048        1,908,117           44,085           60,566
    Transfers between funds ............................            --               --             42,778          328,933
    Redemptions ........................................     (27,839,507)     (45,529,170)        (888,937)      (1,870,770)
    Annuity benefits ...................................         (14,894)         (17,039)            --             (2,970)
    Annual contract maintenance charges
        (note 2) .......................................        (100,922)        (132,762)          (5,725)          (7,250)
    Contingent deferred sales charges
        (note 2) .......................................         (65,620)        (194,962)            (996)          (4,871)
    Adjustments to maintain reserves ...................          (2,666)          17,368            5,800            1,959
                                                            ------------     ------------     ------------     ------------
            Net equity transactions ....................     (27,069,561)     (43,948,448)        (802,995)      (1,494,403)
                                                            ------------     ------------     ------------     ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..................     (42,723,191)     (33,761,645)        (999,883)      (1,125,302)
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD ..........................................     187,090,048      287,492,029        8,183,634       11,729,073
                                                            ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..................   $ 144,366,857      253,730,384        7,183,751       10,603,771
                                                            ============     ============     ============     ============


CHANGES IN UNITS:
    Beginning units ....................................       6,413,315        8,630,474          511,882          569,743
                                                            ------------     ------------     ------------     ------------
    Units purchased ....................................         455,513           54,734           16,621            1,046
    Units redeemed .....................................      (1,378,764)      (1,459,072)         (97,775)         (58,907)
                                                            ------------     ------------     ------------     ------------
    Ending units .......................................       5,490,064        7,226,136          430,728          511,882
                                                            ============     ============     ============     ============

                                                                       FedAmLead                          FedHiInc
                                                                ---------------------             ---------------------
                                                                2001             2000             2001             2000
                                                                ----             ----             ----             ----
INVESTMENT ACTIVITY:
    Net investment income ..............................            211               77           12,780           12,426
    Realized gain (loss) on investments ................             58               51             (233)            (295)
    Change in unrealized gain (loss)
        on investments .................................           (539)          (2,654)         (11,827)         (16,031)
    Reinvested capital gains ...........................            193              904             --               --
                                                           ------------     ------------     ------------      ------------
        Net increase (decrease) in contract
            owners' equity resulting from
            operations .................................            (77)          (1,622)             720           (3,900)
                                                           ------------     ------------     ------------      ------------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ................................           --               --               --               --
    Transfers between funds ............................           --               --               --               --
    Redemptions ........................................           --               --               --             (1,479)
    Annuity benefits ...................................           --               --               --               --
    Annual contract maintenance charges
        (note 2) .......................................           --               --               --               --
    Contingent deferred sales charges
        (note 2) .......................................           --               --               --               --
    Adjustments to maintain reserves ...................             (5)              (1)              (1)               2
                                                           ------------     ------------     ------------      ------------
            Net equity transactions ....................             (5)              (1)              (1)          (1,477)
                                                           ------------     ------------     ------------      ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..................            (82)          (1,623)             719           (5,377)
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD ..........................................         33,291           32,973          132,382          149,094
                                                           ------------     ------------     ------------      ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..................         33,209           31,350          133,101          143,717
                                                           ============     ============     ============      ============


CHANGES IN UNITS:
    Beginning units ....................................          1,743            1,743           11,430           11,549
                                                           ------------     ------------     ------------      ------------
    Units purchased ....................................           --               --               --               --
    Units redeemed .....................................           --               --               --               (119)
                                                           ------------     ------------     ------------      ------------
    Ending units .......................................          1,743            1,743           11,430           11,430
                                                           ============     ============     ============      ============


NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2001 and 2000
(UNAUDITED)

                                                           FidVIPEI                      FidVIPGr
                                                     -------------------           --------------------
                                                     2001           2000           2001            2000
                                                     ----           ----           ----            ----
INVESTMENT ACTIVITY:
    Net investment income .................    $     2,292           2,267        (401,999)       (660,076)
    Realized gain (loss) on investments ...             35             (23)      4,753,056       9,068,031
    Change in unrealized gain (loss)
        on investments ....................        (17,278)        (24,074)    (17,935,062)    (16,713,789)
    Reinvested capital gains ..............         11,110          14,277       5,250,949      13,517,429
                                               ------------   ------------    ------------    ------------
        Net increase (decrease) in contract
            owners' equity resulting from
            operations ....................         (3,841)         (7,553)     (8,333,056)      5,211,595
                                               ------------   ------------    ------------    ------------
Equity transactions:
    Purchase payments received from
        contract owners ...................           --              --           439,668         863,077
    Transfers between funds ...............           --              --        (1,716,132)      2,220,078
    Redemptions ...........................           --            (1,824)    (12,239,893)    (16,959,232)
    Annuity benefits ......................           --              --           (10,022)         (7,637)
    Annual contract maintenance charges
        (note 2) ..........................           --              --           (43,857)        (56,572)
    Contingent deferred sales charges
        (note 2) ..........................           --              --           (28,919)        (65,768)
    Adjustments to maintain reserves ......             13               4         (10,452)          8,821
                                               ------------   ------------    ------------    ------------
        Net equity transactions ...........             13          (1,820)    (13,609,607)    (13,997,233)
                                               ------------   ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....         (3,828)         (9,373)    (21,942,663)     (8,785,638)
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................        240,598         226,895      83,782,583     126,357,433
                                               ------------   ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....    $   236,770         217,522      61,839,920     117,571,795
                                               ============   ============    ============    ============


CHANGES IN UNITS:
    Beginning units .......................         10,178          10,261       2,526,449       2,836,020
                                               ------------   ------------    ------------    ------------
    Units purchased .......................           --              --            42,974          19,772
    Units redeemed ........................           --               (83)       (424,067)       (329,343)
                                               ------------   ------------    ------------    ------------
    Ending units ..........................         10,178          10,178       2,145,356       2,526,449
                                               ============   ============    ============    ============

                                                             FidVIPOv                         MFSEmGrSe
                                                       --------------------            ---------------------
                                                       2001            2000            2001             2000
                                                       ----            ----            ----             ----
INVESTMENT ACTIVITY:
    Net investment income .................            1,227             261          (1,169)         (1,827)
    Realized gain (loss) on investments ...               (5)             72             180           2,209
    Change in unrealized gain (loss)
        on investments ....................           (5,820)        (57,658)        (21,855)
    Reinvested capital gains ..............            2,261           3,274           9,946          13,664
                                                 -----------    ------------    ------------       ----------
        Net increase (decrease) in contract
            owners' equity resulting from
            operations ....................           (3,718)         (2,213)        (48,701)         (7,809)
                                                 -----------    ------------    ------------       ----------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................             --              --              --              --
    Transfers between funds ...............             --              --              --              --
    Redemptions ...........................             --              --              --            (2,696)
    Annuity benefits ......................             --              --              --              --
    Annual contract maintenance charges
        (note 2) ..........................             --              --              --              --
    Contingent deferred sales charges
        (note 2) ..........................             --              --              --              --
    Adjustments to maintain reserves ......               (3)              1              14             118
                                                 -----------    ------------    ------------       ----------
        Net equity transactions ...........               (3)              1              14          (2,578)
                                                 -----------    ------------    ------------       ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....           (3,721)         (2,212)        (48,687)        (10,387)
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................           30,794          38,602         205,417         261,807
                                                 -----------    ------------    ------------       ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....           27,073          36,390         156,730         251,420
                                                ============    ============    ============      ===========


CHANGES IN UNITS:
    Beginning units .......................            2,025           2,025           8,098           8,182
                                                 -----------    ------------    ------------       ----------
    Units purchased .......................             --              --              --              --
    Units redeemed ........................             --              --              --               (84)
                                                 -----------    ------------    ------------       ----------
    Ending units ..........................            2,025           2,025           8,098           8,098
                                                ============    ============    ============      ===========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2001 and 2000
(UNAUDITED)

                                                        MFSTotReSe                      NSATCapAp
                                               ---------------------------    ----------------------------
                                                    2001          2000             2001            2000
                                               ------------   ------------    ------------    ------------
INVESTMENT ACTIVITY:
    Net investment income .................   $         453            501         (36,433)        (62,828)
    Realized gain (loss) on investments ...              63             40        (886,041)      1,560,440
    Change in unrealized gain (loss)
        on investments ....................          (1,678)          (678)       (592,034      (1,629,137)
    Reinvested capital gains ..............             998            669              --              --
                                               ------------   ------------    ------------    ------------
        Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................            (164)           532      (1,514,505)       (131,525)
                                               ------------   ------------    ------------    ------------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................              --             --          53,754         179,230
    Transfers between funds ...............              --             --        (295,154)       (897,512)
    Redemptions ...........................              --             --        (805,403)     (3,148,428)
    Annuity benefits ......................              --             --              --             --
    Annual contract maintenance charges
        (note 2) ..........................              --             --          (3,685)        (6,683)
    Contingent deferred sales charges
        (note 2) ..........................              --             --          (1,894)       (15,875)
    Adjustments to maintain reserves ......              10              1            (180)           237
                                               ------------   ------------    ------------    ------------
        Net equity transactions ...........              10              1      (1,052,562)     (3,889,031)
                                               ------------   ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....            (154)           533      (2,567,067)     (4,020,556)
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................          31,887         27,880       7,279,413      16,091,400
                                               ------------   ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....    $     31,733         28,413       4,712,346      12,070,844
                                               ============   ============    ============    ============


CHANGES IN UNITS:
    Beginning units .......................           1,840          1,840         382,676         510,658
                                               ------------   ------------    ------------    ------------
    Units purchased .......................              --             --           7,062           2,314
    Units redeemed ........................              --             --         (61,795)       (130,296)
                                               ------------   ------------    ------------    ------------
    Ending units ..........................           1,840          1,840         327,943         382,676
                                               ============   ============    ============    ============

                                                        NSATGvtBd                       NSATMyMkt
                                               ---------------------------    -----------------------------
                                                   2001            2000            2001            2000
                                               ----------     ------------    ------------       ----------
INVESTMENT ACTIVITY:
    Net investment income .................       265,695          434,749          64,212           92,076
    Realized gain (loss) on investments ...       149,879           48,105              --               --
    Change in unrealized gain (loss)
        on investments ....................      (145,248)         149,610              --               --
    Reinvested capital gains ..............            --             --                --               --
                                               ----------     ------------    ------------       ----------
        Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................       270,326          632,464         64,212            92,076
                                               ----------     ------------    ------------       ----------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................        95,282           75,767         47,636           228,480
    Transfers between funds ...............       669,026         (739,051)     2,349,718            (6,658)
    Redemptions ...........................    (2,265,064)      (4,115,045)    (1,874,598)       (2,273,712)
    Annuity benefits ......................            --             (671)          --                  --
    Annual contract maintenance charges
        (note 2) ..........................        (7,544)         (10,293)        (2,249)           (2,408)
    Contingent deferred sales charges
        (note 2) ..........................        (5,499)         (16,603)        (5,654)          (14,678)
    Adjustments to maintain reserves ......            43              372            935              (206)
                                               ----------     ------------    ------------       ----------
        Net equity transactions ...........    (1,513,756)      (4,805,524)       515,788        (2,069,182)
                                               ----------     ------------    ------------       ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (1,243,430)      (4,173,060)       580,000        (1,977,106)
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................    15,422,673       22,047,018      3,484,710          5,565,940
                                               ----------     ------------    ------------       ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......    14,179,243       17,873,958      4,064,710         3,588,834
                                               ===========    =============   ============       ===========


CHANGES IN UNITS:
    Beginning units .......................       848,402        1,081,573        229,820           364,098
                                               ----------     ------------    ------------       ----------
    Units purchased .......................        77,990            4,216        249,207           13,428
    Units redeemed ........................      (143,763)        (237,387)      (217,078)        (147,706)
                                               ----------     ------------    ------------       ----------
    Ending units ..........................       782,629          848,402        261,949           229,820
                                               ==========     ============       =========       ==========



NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2001 and 2000
(UNAUDITED)

                                                         NSATTotRe                       NBAMTBal
                                              ----------------------------      ---------------------------
                                                   2001            2000            2001             2000
                                              -------------    -----------      ----------       ----------
INVESTMENT ACTIVITY:
    Net investment income .................   $   (122,875)       (263,972)        207,427          309,141
    Realized gain (loss) on investments ...       (488,679)      6,815,395      (1,071,003)       1,119,384
    Change in unrealized gain (loss)
        on investments ....................     (3,265,936)     (5,140,194)     (7,254,056)      (2,795,465)
    Reinvested capital gains ..............           --              --         6,107,184        3,991,368
                                              ------------    ------------    ------------      ------------
        Net increase (decrease) in contract
            owners' equity resulting from
            operations ....................     (3,877,490)      1,411,229      (2,010,448)       2,624,428
                                              ------------    ------------    ------------      ------------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................        181,954         334,774          91,669          166,223
    Transfers between funds ...............       (651,477)     (1,935,734)       (398,759)       1,029,944
    Redemptions ...........................     (6,908,845)    (12,645,245)     (2,856,767)      (4,510,739)
    Annuity benefits ......................         (2,988)         (3,363)         (1,884)          (2,398)
    Annual contract maintenance charges
        (note 2) ..........................        (26,464)        (35,155)        (11,398)         (14,401)
    Contingent deferred sales charges
        (note 2) ..........................        (16,361)        (52,947)         (6,297)         (24,220)
    Adjustments to maintain reserves ......            313           3,669             847            2,391
                                              ------------    ------------    ------------     ------------
        Net equity transactions ...........     (7,423,868)    (14,334,001)     (3,182,589)      (3,353,200)
                                              ------------    ------------    ------------     ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (11,301,358)    (12,922,772)     (5,193,037)        (728,772)
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................     47,062,780      75,488,020      21,199,886       29,475,894
                                              ------------    ------------    ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $ 35,761,422      62,565,248      16,006,849       28,747,122
                                              ============    ============    ============     ============


CHANGES IN UNITS:
    Beginning units .......................      1,690,136       2,094,716       1,001,457        1,138,066
                                              ------------    ------------    ------------     ------------
    Units purchased .......................         39,555          10,435          22,104            3,523
    Units redeemed ........................       (269,076)       (415,015)       (165,210)        (140,132)
                                              ------------    ------------    ------------     ------------
    Ending units ..........................      1,460,615       1,690,136         858,351        1,001,457
                                              ============    ============    ============     ============

See accompanying notes to financial statements.

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                         NOTES TO FINANCIAL STATEMENTS
                             June 30, 2001 and 2000
                                  (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a) Organization and Nature of Operations

        Nationwide VA Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 6, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

        The Company (Depositor) offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

    (b) The Contracts

        Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

        With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

             Portfolio of the American Century Variable Portfolios, Inc. (American Century VP);
                American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP International (ACVPInt)

             Funds of the Federated Insurance Series (Federated IS) (available for VA-II Eagle Choice contracts);
                Federated IS - Federated American Leaders Fund II (FedAmLead) Federated IS - Federated High Income Bond Fund II (FedHiInc)

             Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity VIP);
                Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
                   (available for VA-II Eagle Choice contracts)
                Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr)
                   (available for VA contracts)
                Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)
                   (available for VA-II Eagle Choice contracts)

             Funds of the MFS(R) Variable Insurance Trust (MFS(R)VIT) (available for VA-II Eagle Choice contracts);
                MFS(R) VIT - Emerging Growth Series (MFSEmGrSe)
                MFS(R) VIT - Total Return Series (MFSTotReSe)

             Funds of the Nationwide(R) Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide(R) SAT - Capital Appreciation Fund (NSATCapAp)
                   (available for VA contracts)
                Nationwide(R) SAT - Government Bond Fund (NSATGvtBd) (available for all contracts)
                Nationwide(R) SAT - Money Market Fund (NSATMyMkt) (available for all contracts)
                Nationwide(R) SAT - Small Company Fund (NSATSmCo) (available for
                   VA-II Eagle Choice contracts)
                Nationwide(R) SAT - Total Return Fund (NSATTotRe) (available for
                   VA contracts)

             Portfolio of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT) (available for VA contracts);
                Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)

        At June 30, 2001, contract owners have invested in all of the above funds except the American Century VP - American Century VP International and the Nationwide SAT - Small Company Fund. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any pur-chase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

        A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

        Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

    (c) Security Valuation, Transactions and Related Investment Income

        The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

        Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (f) Calculation of Annuity Reserves

        Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.


                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-A

(2) EXPENSES

    The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

    The following contract charges are deducted by the Company: (a) for the VA contracts an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; for the VA II Convertible contracts a one-time contract maintenance charge of up to $50, dependent upon the initial purchase payment and contract type; and
    (b) for the VA contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for the VA II Convertible contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively.

(3) RELATED PARTY TRANSACTIONS

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) FINANCIAL HIGHLIGHTS

    The following is a summary of units outstanding, unit fair values and contract owners' equity for variable annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the five years in the period ended June 30, 2001

                                                                       Unit              Contract                       Total
                                                     Units          Fair Value       Owners' Equity      Expenses*     Return**
                                                     -----          ----------       --------------      ---------     --------
    American Century Variable Portfolios, Inc.-
    American Century VP Balanced

        2001 ...................................     722,843          9.934013         $ 7,180,731         1.32%        -2.28%

        2000 ...................................     511,882         20.482390          10,484,567         1.28%         3.46%

        1999 ...................................     647,421         18.680423          12,094,098         1.26%         3.09%

        1998 ...................................     779,523         17.188858          13,399,110         1.28%         9.72%

        1997 ...................................     875,568         14.909261          13,054,072         1.33%         5.98%


    Nationwide(R) Separate Account Trust -
    Capital Appreciation Fund

        2001 ...................................     263,834         17.861046           4,712,346         1.35%       -21.84%

        2000 ...................................     382,676         31.543238          12,070,840         1.26%         0.10%

        1999 ...................................     584,586         34.047394          19,903,630         1.25%        11.21%

        1998 ...................................     630,057         28.283511          17,820,224         1.33%        18.50%

        1997 ...................................     525,906         21.578999          11,348,525         1.30%        20.02%


    Nationwide(R) Separate Account Trust -
    Government Bond Fund

        2001 ...................................     615,355         23.042378          14,179,243         1.33%         1.76%

        2000 ...................................     848,402         21.067794          17,873,959         1.30%         3.36%

        1999 ...................................   1,298,221         20.554497          26,684,280         1.22%        -2.81%

        1998 ...................................   1,579,490         20.328057          32,107,963         1.30%         3.32%

        1997 ...................................   1,765,624         18.571295          32,789,924         1.31%         2.17%

    Nationwide(R) Separate Account Trust -
    Money Market Fund

      Tax qualified

        2001 ...................................     249,942         16.262631           4,064,715         1.31%         1.65%

        2000 ...................................     229,820         15.615837           3,588,831         1.28%         2.15%

        1999 ...................................     274,305         15.013733           4,118,342         1.29%         1.64%

        1998 ...................................     253,218         14.495745           3,670,584         1.32%         1.96%

        1997 ...................................     242,717         13.941642           3,383,874         1.33%         1.88%


    Nationwide(R) Separate Account Trust -
    Total Return Fund

        2001 ...................................   1,121,398         31.820088          35,682,983         1.33%        -8.49%

        2000 ...................................   1,690,136         36.959810          62,467,106         1.27%         2.69%

        1999 ...................................   2,355,364         37.518448          88,369,602         1.21%        10.03%

        1998 ...................................   2,762,215         33.361895          92,152,726         1.38%        14.03%

        1997 ...................................   2,824,665         27.172202          76,752,368         1.28%        18.64%


                                                                     (Continued)
                                       13

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                                       Unit             Contract                        Total
                                                     Units          Fair Value       Owners' Equity      Expenses*     Return**
                                                     -----          ----------       --------------      ---------     --------
    Neuberger Berman Advisers Management Trust -
    Balanced Portfolio

        2001 ...................................     725,166         21.990556          15,946,801         1.33%        -9.65%

        2000 ...................................   1,001,457         28.311080          28,352,329         1.30%         9.59%

        1999 ...................................   1,279,416         19.891474          25,449,471         1.23%         1.51%

        1998 ...................................   1,509,348         19.447454          29,352,975         1.32%         9.88%

        1997 ...................................   1,600,334         16.594338          26,556,484         1.33%        10.55%

       Asset Charge: ...........................                                                           1.40%

    Federated Insurance Series -
    Federated American Leaders Fund II

        2001 ...................................       1,743         19.054171              33,209         1.40%         -0.24%

        2000 ...................................       1,743         17.987361              31,352         1.37%         -4.92%

        1999 ...................................       1,743         20.078820              34,997         1.40%         11.63%

        1998 ...................................       1,743         17.706395              30,862         1.41%         14.16%

        1997 ...................................         975         13.925427              13,577         1.41%         17.16%

    Federated Insurance Series -
    Federated High Income Bond Fund II

        2001 ...................................      11,430         11.644612             133,101         1.40%          0.54%

        2000 ...................................      11,430         12.573407             143,714         1.39%         -2.61%

        1999 ...................................      11,514         13.040223             150,145         1.37%          1.89%

        1998 ...................................      11,514         13.054810             150,313         1.39%          3.29%

        1997 ...................................       7,343         11.860737              87,093         1.38%          5.33%

    Fidelity VIP - Equity-Income Portfolio: Initial Class

        2001 ...................................      10,179         23.261500             236,770         1.40%         -1.60%

        2000 ...................................      10,178         21.370448             217,508         1.39%         -3.35%

        1999 ...................................      10,320         23.602776             243,580         1.37%         11.91%

        1998 ...................................      10,320         21.031467             217,044         1.40%          9.76%

        1997 ...................................       6,318         17.533422             110,776         1.43%         15.58%

    Fidelity VIP - Growth Portfolio: Initial Class

        2001 ...................................   1,756,211         35.084829          61,616,349         1.34%        -10.23%

        2000 ...................................   2,526,449         46.446933         117,345,808         1.25%          4.43%

        1999 ...................................   3,025,603         37.272654         112,772,254         1.40%         13.68%

        1998 ...................................   3,419,172         28.186380          96,374,081         1.36%         18.36%

        1997 ...................................   3,569,475         22.098307          78,879,355         1.32%         13.09%

    Fidelity VIP - Overseas Portfolio: Initial Class

        2001 ...................................       2,025         13.370527              27,073         1.42%        -12.08%

        2000 ...................................       2,025         17.972161              36,394         1.36%         -5.73%

        1999 ...................................       2,025         14.554197              29,472         1.40%          7.36%

        1998 ...................................       2,025         14.041221              28,433         1.37%         15.15%

        1997 ...................................         354         12.818285               4,538         1.40%         15.62%










                                                                     (Continued)


                                                                        Unit              Contract                        Total
                                                     Units           Fair Value        Owners' Equity    Expenses*       Return**
                                                     -----           ----------        --------------    ---------       --------
    MFS Variable Insurance Trust -
    Emerging Growth Series

        2001 ...................................      8,098          19.353247             156,730         1.43%        -23.71%

        2000 ...................................      8,098          31.045757             251,409         1.39%         -2.98%

        1999 ...................................      8,948          20.572331             184,081         1.40%         12.02%

        1998 ...................................      8,948          16.754957             149,923         1.41%         20.69%

        1997 ...................................      6,760          12.707936              85,906         1.44%         10.03%

   MFS Variable Insurance Trust - Total Return Series

        2001 ...................................      1,840          17.242061              31,725         1.40%         -0.51%

        2000 ...................................      1,840          15.438516              28,407         1.39%          1.91%

        1999 ...................................      1,840          15.557421              28,626         1.41%          4.39%

        1998 ...................................      1,840          14.521373              26,719         1.34%          7.92%

        1997 ...................................      1,055          12.443378              13,128         1.41%         10.60%
                                                      =====          =========

    2001 Reserves for annuity contracts in payout phase:

      Tax qualified .............................                                          255,562
      Non-tax qualified .........................                                          109,526
                                                                                   ---------------
      2001 Contract owners' equity ..............                                  $   144,366,857
                                                                                   ===============



* This represents annualized expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220


                                                                     Bulk Rate
                                                                    U.S. Postage
                                                                      PA I D
                                                                  Columbus, Ohio
                                                                  Permit No. 521


Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company